Note 13 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
Note 13.  SUBSEQUENT EVENTS

On March 05, 2012, the Company signed an amendment to extend the term of the credit agreement with Wells Fargo Bank one year to August 21, 2015.  The total credit line of $12 million, the interest rate of three month Libor plus 375 basis points, and the annual maintenance fees remained the same.  The amendment includes a waiver for the fourth quarter 2011 minimum book net worth and minimum net earnings covenants and eliminated the book net worth covenant for future periods.  The financial covenants for the first three quarters 2012 were modified to account for the investment which the Company is making into the Video Gaming Terminal market with the year end 2012 covenants remaining the same.  The amendment also increased the year end minimum earnings covenant to $300,000 for 2013 and 2014, and raised the capital expenditure limit to $400,000 per year for 2013, 2014 and 2015.

On January 27, 2012 the Company signed a Settlement Agreement and Mutual Release with Dimension Technologies, Inc (“DTI”) that settles all disputes and arbitration to the parties’ satisfaction. The Company had terminated a Licensing Agreement with DTI dated November 11, 2008 effective October 27, 2010, following the expiration of a 90-day notice period.  DTI subsequently filed an Arbitration Demand on the Company referencing a breach of the Licensing Agreement as well as misrepresentation, conversion and unfair competition relative to the Company’s alleged use of DTI’s proprietary technology and business information and referenced a claim in the amount of $5,000,000.  In December 2011, DTI suggested the arbitration go to mediation.  A mutually convenient date of January 19, 2012 was set for mediation.  During mediation, a significantly lower settlement agreement was reached, the terms of which are confidential. All expenses associated with the settlement agreement have been recorded in the December 31, 2011 financial statements.